Segment Information - Revenue From Operating Segments Under IFRS (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Segment Reporting Information [Line Items]
Net revenues under IFRS	$ 9,008	$ 8,922	$ 16,652	$ 16,580
Revenues under U.S. GAAP	8,911	8,829	16,451	16,380
Eliminations and Other [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	(138)	(133)	(266)	(268)
IFRS Adjustments [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	(97)	(93)	(201)	(200)
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	8,618	8,581	15,881	15,883
Revenues under U.S. GAAP	8,630	8,601	15,903	15,926
Industrial Activities [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	4,436	4,539	8,142	8,483
Industrial Activities [Member] | Construction equipment [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	931	939	1,705	1,693
Industrial Activities [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	2,756	2,760	5,110	5,123
Industrial Activities [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	1,252	1,103	2,457	2,080
Industrial Activities [Member] | Eliminations and Other [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	(757)	(760)	(1,533)	(1,496)
Financial services [Member]
Segment Reporting Information [Line Items]
Net revenues under IFRS	528	474	1,037	965
Revenues under U.S. GAAP	$ 468	$ 414	$ 908	$ 831